Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2025
Furniture and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Declining balance
Residual value rate	0.00%
Useful lives	5 years
Office Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Declining balance
Residual value rate	0.00%
Useful lives	5 years
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Declining balance
Residual value rate	0.00%
Useful lives	3 years
AI hardware [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Straight-line
Residual value rate	0.00%
Useful lives	3 years
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Straight-line
Residual value rate	0.00%
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 5 years
Building [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation method	Declining balance
Residual value rate	0.00%
Useful lives	25 years